Label	Element	Value
Innovator U.S. Equity Power Buffer ETF™ - December | SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $6.83 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.10%
Innovator U.S. Equity Power Buffer ETF™ - December | SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $683.39 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.20%
Innovator U.S. Equity Power Buffer ETF™ - December | SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $580.88 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.20%)
Innovator U.S. Equity Power Buffer ETF™ - December | SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $773.20 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.30%)